As filed with the Securities and Exchange Commission on July 26, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-09447

Jacob Funds Inc.
 (Exact name of Registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
 (Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
 (Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2016

Date of reporting period:  May 31, 2016

Item 1. Schedule of Investments.

Jacob Internet Fund
Schedule of Investments
May 31, 2016 (Unaudited)

Shares			Value
		COMMON STOCKS - 96.9%
		Internet - Commerce - 10.3%
2,600		Amazon.com, Inc. *	$1,879,254
17,926		Shutterfly, Inc. *	865,826
45,875		Zillow Group, Inc. - Class C *	1,315,695
			4,060,775
		Internet - Infrastructure - 42.3%
17,800		Apple Computer, Inc.	1,777,508
220,000		Bazaarvoice Inc. *	818,400
54,000		Castlight Health, Inc. - Class B *	227,340
27,400		CEVA, Inc. *	740,896
421,000		Digital Turbine Inc. *	437,840
14,700		Ellie Mae, Inc. *	1,245,237
111,400		Hortonworks Inc. *	1,301,152
138,446		Immersion Corp. *	886,054
32,281		LogMeIn, Inc. *	1,977,857
289,009		Mitek Systems, Inc. *	2,627,092
199,163		Numerex Corp. - Class A *	1,493,722
23,000		Paylocity Holding Corp. *	844,330
15,600		Red Hat, Inc. *	1,208,376
12,400		Salesforce.com, Inc. *	1,038,004
			16,623,808
		Internet - Media - 44.3%
2,660		Alphabet, Inc. - Class C *	1,957,015
17,000		Facebook, Inc. - Class A *	2,019,770
15,000		LinkedIn Corp. - Class A *	2,047,500
96,600		Pandora Media, Inc. *	1,138,914
23,460		SINA Corp. *^	1,267,075
70,000		Tencent Holdings Ltd. (HK)(a)	1,559,870
21,600		TripAdvisor, Inc. *	1,463,184
120,000		Twitter, Inc. *	1,826,400
45,474		Yahoo! Inc. *	1,725,284
92,650		Yelp Inc. *	2,426,503
			17,431,515
		TOTAL COMMON STOCKS (Cost $26,643,401)	38,116,098

		SHORT TERM INVESTMENT - 3.5%
		Money Market Fund - 3.5%
1,373,544		Fidelity Government Portfolio-Class I, 0.24% (b)	1,373,544
		TOTAL SHORT TERM INVESTMENT (Cost $1,373,544)	1,373,544

		TOTAL INVESTMENTS (Cost $28,016,945) - 100.4%	39,489,642
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(157,543)
		TOTAL NET ASSETS - 100.0%	$39,332,099

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	Level 2 Security.
	(b)	7-day yield.
	HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.

Jacob Internet Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Internet Fund's investments as of May 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Internet - Commerce	$4,060,775	$-	$-	$4,060,775
Internet - Infrastructure	16,623,808	-	-	16,623,808
Internet - Media	15,871,645	1,559,870	-	17,431,515
Total Common Stock	36,556,228	1,559,870	-	38,116,098

Short Term Investment
Money Market Fund	1,373,544	-	-	1,373,544

Total Investments in Securities	$37,929,772	$1,559,870	$-	$39,489,642

*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Jacob Small Cap Growth Fund
Schedule of Investments
May 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.9%
	Biotech & Pharmaceuticals - 22.9%
81,000	Array BioPharma Inc. *	$305,370
21,351	Cempra, Inc. *	401,185
91,300	Codexis, Inc. *	346,940
18,000	Esperion Therapeutics, Inc. *	308,160
2,600	Intercept Pharmaceuticals, Inc. *	385,736
20,300	Omeros Corp. *	237,510
8,500	Pacira Pharmaceuticals, Inc. *	395,335
7,600	Theravance Biopharma, Inc. *^	174,800
20,000	Trevena, Inc. *	146,400
		2,701,436
	Chemicals - 2.4%
74,806	BioAmber Inc. *	279,774

	Energy - Exploration & Production - 6.5%
11,800	Carrizo Oil & Gas, Inc. *	454,300
28,524	Energy Recovery Inc. *	306,633
8,966	Triangle Petroleum Corp. *	1,390
		762,323
	Financial - 2.4%
21,594	First Northwest Bancorp *	283,745

	Industrial - 9.3%
27,230	CECO Environmental Corp.	221,925
20,000	MasTec, Inc. *	460,000
14,200	XPO Logistics, Inc. *	415,492
		1,097,417
	Medical Devices - 6.6%
26,000	Intersect ENT, Inc. *	341,380
565,600	TearLab Corp. *	435,512
		776,892
	Retail & Restaurants - 5.4%
56,000	Rave Restaurant Group, Inc. *	231,280
69,000	Tilly's Inc. - Class A *	407,100
		638,380
	Technology-Hardware - 2.0%
8,600	CEVA, Inc. *	232,544

	Technology-Software & Services - 41.4%
72,000	Bazaarvoice Inc. *	267,840
20,500	Castlight Health, Inc. - Class B *	86,305
4,500	Ellie Mae, Inc. *	381,195
33,600	Hortonworks Inc. *	392,448
44,329	Immersion Corp. *	283,706
9,775	LogMeIn, Inc. *	598,914

63,961		Numerex Corp. - Class A *	479,707
31,400		Pandora Media, Inc. *	370,206
7,000		Paylocity Holding Corp. *	256,970
5,233		Shutterfly, Inc. *	252,754
6,860		SINA Corp. *^	370,509
28,050		Yelp Inc. *	734,629
14,125		Zillow Group, Inc. - Class C *	405,105
			4,880,288
		TOTAL COMMON STOCKS (Cost $12,840,401)	11,652,799

		SHORT TERM INVESTMENT - 1.0%
		Money Market Fund - 1.0%
119,063		Fidelity Government Portfolio-Class I, 0.24% (a)	119,063
		TOTAL SHORT TERM INVESTMENT (Cost $119,063)	119,063

		TOTAL INVESTMENTS (Cost $12,959,464) - 99.9%	11,771,862
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	11,024
		TOTAL NET ASSETS - 100.0%	$11,782,886

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	7-day yield.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Small Cap Growth Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Small Cap Growth Fund's investments as of May 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Biotech & Pharmaceuticals	$2,701,436	$-	$-	$2,701,436
Chemicals	279,774	-	-	279,774
Energy-Exploration & Production	762,323	-	-	762,323
Financial	283,745	-	-	283,745
Industrial	1,097,417	-	-	1,097,417
Medical Devices	776,892	-	-	776,892
Retail & Restaurants	638,380	-	-	638,380
Technology-Hardware	232,544	-	-	232,544
Technology-Software & Services	4,880,288	-	-	4,880,288
Total Common Stock	11,652,799	-	-	11,652,799

Short Term Investment
Money Market Fund	119,063	-	-	119,063

Total Investments in Securities	$11,771,862	$-	$-	$11,771,862

*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Jacob Micro Cap Growth Fund
Schedule of Investments
May 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.9%
	Biotech & Pharmaceuticals - 21.3%
54,000	Array BioPharma Inc. *	$203,580
9,621	Cempra, Inc. *	180,778
66,006	Codexis, Inc. *	250,823
9,000	Esperion Therapeutics, Inc. *	154,080
64,700	Imprimis Pharmaceuticals, Inc. *	252,330
14,500	Omeros Corp. *	169,650
115,000	pSivida Corp. *	402,500
5,200	Theravance Biopharma, Inc. *^	119,600
15,000	Trevena, Inc. *	109,800
		1,843,141
	Chemicals - 2.3%
53,110	BioAmber Inc. *	198,631

	Energy-Exploration & Production - 2.1%
17,000	Energy Recovery Inc. *	182,750
4,334	Triangle Petroleum Corp. *	672
		183,422
	Financial - 2.5%
16,112	First Northwest Bancorp *	211,712

	Food & Beverages - 3.2%
33,013	Reed's, Inc. *	110,264
60,000	Senomyx, Inc. *	169,800
		280,064
	Industrial - 1.9%
19,848	CECO Environmental Corp.	161,761

	Medical Devices - 14.6%
60,671	Derma Sciences, Inc. *	245,718
61,660	iCAD, Inc. *	374,276
13,500	Intersect ENT, Inc. *	177,255
27,350	STAAR Surgical Co. *	148,510
409,000	TearLab Corp. *	314,930
		1,260,689
	Retail & Restaurants - 5.8%
13,000	Jamba, Inc. *	148,330
36,300	Rave Restaurant Group, Inc. *	149,919
35,000	Tilly's Inc. - Class A *	206,500
		504,749
	Technology-Hardware - 5.5%
6,540	CEVA, Inc. *	176,842
168,200	Lantronix, Inc. *	171,564
114,700	Netlist, Inc. *	130,758
		479,164

		Technology-Software & Services - 37.7%
56,000		Bazaarvoice Inc. *	208,320
31,000		Castlight Health, Inc. - Class B *	130,510
225,000		Digital Turbine Inc. *	234,000
33,800		E-House (China) Holdings Ltd. - ADR *^	217,672
25,000		Hortonworks Inc. *	292,000
51,599		I.D. Systems, Inc. *	257,479
18,393		Immersion Corp. *	117,715
67,826		Mitek Systems, Inc. *	616,538
48,776		Numerex Corp. - Class A *	365,820
41,029		Sajan Inc. *	176,015
150,000		Sysorex Global *	66,000
112,021		Top Image Systems Ltd. *^	203,878
85,000		USA Technologies, Inc. *	374,000
			3,259,947
		TOTAL COMMON STOCKS (Cost $10,645,220)	8,383,280

		SHORT TERM INVESTMENT - 4.1%
		Money Market Fund - 4.1%
351,406		Fidelity Government Portfolio-Class I, 0.24% (a)	351,406
		TOTAL SHORT TERM INVESTMENT (Cost $351,406)	351,406

		TOTAL INVESTMENTS (Cost $10,996,626) - 101.0%	8,734,686
		LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(83,216)
		TOTAL NET ASSETS - 100.0%	$8,651,470

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	7-day yield.
	ADR	American Depositary Receipt.

Jacob Micro Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Micro Cap Growth Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Micro Cap Growth Fund's investments as of May 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Biotech & Pharmaceuticals	$1,843,141	$-	$-	$1,843,141
Chemicals	198,631			198,631
Energy-Exploration & Production	183,422	-	-	183,422
Financial	211,712	-	-	211,712
Food & Beverages	280,064	-	-	280,064
Industrial	161,761	-	-	161,761
Medical Devices	1,260,689	-	-	1,260,689
Retail & Restaurants	504,749	-	-	504,749
Technology-Hardware	479,164	-	-	479,164
Technology-Software & Services	3,259,947	-	-	3,259,947
Total Common Stock	8,383,280	-	-	8,383,280

Short Term Investment
Money Market Fund	351,406	-	-	351,406

Total Investments in Securities	$8,734,686	$-	$-	$8,734,686

*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Jacob Wisdom Fund
Schedule of Investments
May 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.6%
	Beverages - 8.6%
1,200	Anheuser-Busch InBev NV - ADR ^	$151,464
3,300	The Coca-Cola Co.	147,180
1,200	Diageo plc - ADR ^	130,956
		429,600
	Cable/Satellite TV - 4.1%
5,700	Liberty Global plc - Class C *^	205,941

	Commercial Banks - 2.4%
4,500	Banco Latinoamericano de Comercio Exterior SA ^	120,060

	Commercial Services & Supplies - 11.9%
300	AutoZone, Inc. *	228,660
700	The Sherwin-Williams Co.	203,763
2,100	Verisk Analytics, Inc. - Class A *	166,719
		599,142
	Consumer Finance - 8.7%
2,100	MasterCard, Inc. - Class A	201,390
3,000	Visa Inc. - Class A	236,820
		438,210
	Consumer Non-Cyclical - 3.5%
1,800	Philip Morris International Inc.	177,624

	Food Products - 5.9%
2,100	Kraft Heinz Co.	174,699
1,500	Mead Johnson Nutrition Co.	123,420
		298,119
	Health Care Equipment & Supplies - 7.6%
1,200	C.R. Bard, Inc.	262,848
1,500	DaVita HealthCare Partners Inc. *	115,980
		378,828
	Hotels, Restaurants & Leisure - 3.7%
1,500	McDonald's Corp.	183,090

	Insurance - 1.7%
600	Berkshire Hathaway Inc. - Class B *	84,324

	Machinery - 9.1%
900	Cummins Inc.	103,023
1,800	The Toro Co.	160,758
1,800	WABCO Holdings Inc. *	194,220
		458,001
	Oil, Gas & Consumable Fuels - 6.2%
1,500	Chevron Corp.	151,500
1,800	Exxon Mobil Corp.	160,236
		311,736

		Pharmaceuticals - 5.7%
3,300		Gilead Sciences, Inc.	287,298

		Technology-Hardware & Software - 7.2%
3,600		Apple Computer, Inc.	359,496

		Textiles, Apparel & Luxury Goods - 8.3%
3,000		Kohl's Corp.	108,120
2,100		Nike, Inc. - Class B	115,962
3,600		Ross Stores, Inc.	192,240
			416,322
		TOTAL COMMON STOCKS (Cost $2,863,019)	4,747,791

		SHORT TERM INVESTMENT - 6.2%
		Money Market Fund - 6.2%
309,659		Fidelity Government Portfolio-Class I, 0.24% (a)	309,659
		TOTAL SHORT TERM INVESTMENT (Cost $309,659)	309,659

		TOTAL INVESTMENTS (Cost $3,172,678) - 100.8%	5,057,450
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(37,841)
		TOTAL NET ASSETS - 100.0%	$5,019,609

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	7-day yield.
	ADR	American Depositary Receipt.

Jacob Wisdom Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Wisdom Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Wisdom Fund's investments as of May 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Beverages	429,600	-	-	429,600
Cable/Satellite TV	205,941	-	-	205,941
Commercial Banks	120,060	-	-	120,060
Commercial Services & Supplies	599,142	-	-	599,142
Consumer Finance	438,210	-	-	438,210
Consumer Non-Cyclical	177,624	-	-	177,624
Food Products	298,119	-	-	298,119
Health Care Equipment & Supplies	378,828	-	-	378,828
Hotels, Restaurants & Leisure	183,090	-	-	183,090
Insurance	84,324	-	-	84,324
Machinery	458,001	-	-	458,001
Oil, Gas & Consumable Fuels	311,736	-	-	311,736
Pharmaceuticals	287,298	-	-	287,298
Technology-Hardware & Software	359,496	-	-	359,496
Textiles, Apparel & Luxury Goods	416,322	-	-	416,322
Total Common Stock	4,747,791	-	-	4,747,791

Short Term Investment
Money Market Fund	309,659	-	-	309,659

Total Investments in Securities	$5,057,450	$-	$-	$5,057,450

*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The cost basis of investments in the Jacob Internet Fund for federal income tax purposes at May 31, 2016 was as follows*:

Cost of investments	$28,016,945
Gross unrealized appreciation	15,821,300
Gross unrealized depreciation	(4,348,603)
Net unrealized appreciation	$11,472,697

The cost basis of investments in the Jacob Small Cap Growth Fund for federal income tax purposes at May 31, 2016 was as follows*:

Cost of investments	$12,959,464
Gross unrealized appreciation	2,162,308
Gross unrealized depreciation	(3,349,910)
Net unrealized depreciation	$(1,187,602)

The cost basis of investments in the Jacob Micro Cap Growth Fund for federal income tax purposes at May 31, 2016 was as follows*:

Cost of investments	$10,996,626
Gross unrealized appreciation	1,091,079
Gross unrealized depreciation	(3,353,019)
Net unrealized depreciation	$(2,261,940)

The cost basis of investments in the Jacob Wisdom Fund for federal income tax purposes at May 31, 2016 was as follows*:

Cost of investments	$3,172,678
Gross unrealized appreciation	1,938,183
Gross unrealized depreciation	(53,411)
Net unrealized appreciation	$1,884,772

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title)  /s/ Ryan Jacob
                                            Ryan Jacob, President

Date    July 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Ryan Jacob
                                            Ryan Jacob, President

Date     July 19, 2016

By (Signature and Title)  /s/ Francis Alexander
                                            Francis Alexander, Treasurer

Date    July 26, 2016